Segment Information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	£ 3,674	£ 3,841	£ 3,428
Cost of major restructuring incurred	0	150	214
Intangible amortisation charges	48	56	51
Impairment of intagible assets	0	0	0
Impairment charges		56
Impairment loss recognised in profit or loss, investment property	11
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	£ 0	£ 0	£ 0